Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses And Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31, 2020	December 31, 2021
Advances to suppliers	$2,117	$7,102
Prepaid expenses	208	4,687
VAT receivables	2,471	4,106
Deposits	746	1,029
Other receivables	480	203
Total	$6,022	$17,127

The balance of the VAT receivables represented the amount available for future deduction against VAT payable.